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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment: [_]; Amendment Number:
                                                ---------------------

   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 W 57th Street
         New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy Michel
Title:   Vice President
Phone:   212/822-0524

Signature, Place, and Date of Signing


     /s/ Cindy Michel           New York, New York           May 12, 2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number   Name
---------------   -----
28-
   -----------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:    384,350
                                        ----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

    No.         Form 13F File Number     Name

    1           28-13441                 Apollo Capital Management, L.P.
    2           28-13439                 Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Fair market value is based on the closing prices of the securities, as of March 31, 2009, reported for composite transactions in New York Stock Exchange-listed securities and transactions in the NASDAQ stock market.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
          NAME OF          TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY:
          ISSUER            CLASS        CUSIP    (x $1000)  PRN AMT:   PRN: CALL  DISCRETION  MANAGERS    SOLE;   SHARED;   NONE
---------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP                     COM 163893100       99     2077500       SH       DEFINED       1*              2077500
CHEMTURA CORP                     COM 163893100       78     1652500       SH       DEFINED       1*              1652500
CNINSURE INC            SPONSORED ADR 18976M103      882      119717       SH       DEFINED       1*               119717
CORE MARK HOLDING CO
 INC                              COM 218681104     8566      470168       SH       DEFINED       2*               470168
HUGHES COMMUNICATION INC          COM 444398101     9461      786433       SH       DEFINED       2*               786433
HUGHES COMMUNICATION INC          COM 444398101     6349      527730       SH       DEFINED       2*               527730
HUGHES COMMUNICATION INC          COM 444398101   133466    11094448       SH       DEFINED       2*             11094448
IPCS INC                      COM NEW 44980Y305    13170     1356351       SH       DEFINED       2*              1356351
NATIONAL FINL
 PARTNERS CORP                    COM 63607P208     3200     1000016       SH       DEFINED       2*              1000016
PINNACLE AIRL CORP                COM 723443107      910      654368       SH       DEFINED       1*               654368
PINNACLE AIRL CORP                COM 723443107      486      349369       SH       DEFINED       1*               349369
PINNACLE AIRL CORP                COM 723443107      745      535958       SH       DEFINED       1*               535958
QUALITY DISTR
 INC FLA                          COM 74756M102    20586    10397009       SH       DEFINED       2*             10397009
SIRIUS XM RADIO                   COM 82967N108    32150    91857857       SH       DEFINED       2*             91857857
SPDR TR                    UNIT SER 1 78462F953    48706      612500       PUT      DEFINED       1*               612500
SPDR TR                    UNIT SER 1 78462F953    61040      767600       PUT      DEFINED       1*               767600
SPDR TR                    UNIT SER 1 78462F953    22949      288600       PUT      DEFINED       1*               288600
VERSO PAPER CORP                  COM 92531L108    20641    32251899       SH       DEFINED       2*             32251899
YINGLI GREEN ENERGY HLDG
 CO                               ADR 98584B103      866      181549       SH       DEFINED       1*               181549
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